Note Employee benefits (Discount rate and assumed health care cost trend rates used to determined benefit obligation and net periodic benefit cost) (Detail) - Postretirement Health Care Benefit Plan	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
To Determined Benefit Obligation
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate for benefit obligation	3.62%	4.10%
Initial health care cost trend rates	5.50%	6.00%
Ultimate health care cost trend rate	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2019
To Determined Net Periodic Benefit Cost
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate for benefit obligation	4.10%	4.37%	4.00%
Discount rate for service cost	4.30%	4.63%	4.00%
Discount rate for interest cost	3.58%	3.70%	4.00%
Initial health care cost trend rates	6.00%	6.50%	7.00%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2019	2019